Changes in Accumulated Other Comprehensive Income After Tax (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2013 Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Mar. 31, 2014 Accumulated Translation Adjustment INR	Mar. 31, 2013 Accumulated Translation Adjustment INR	Mar. 31, 2014 Accumulated Translation Adjustment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	485.4	(7,212.8)	$ (193.2)	222.4	(7,414.9)	$ (201.1)	263.0	202.1	$ 7.9
Net unrealized gain/(loss) arising during the period	(12,056.3)	7,914.3		(12,267.8)	7,853.4		211.5	60.9
Amounts reclassified to income	(19.5)	(216.1)		(19.5)	(216.1)		0	0
Ending Balance	(11,590.4)	485.4	$ (193.2)	(12,064.9)	222.4	$ (201.1)	474.5	263.0	$ 7.9